Long-Term Receivables and Other	12 Months Ended
Dec. 31, 2019
Long-Term Receivables and Other [abstract]
Long-Term Receivables and Other

12.   Long-Term Receivables and Other

	December 31,	December 31,
	2019	2018
Value added tax recoverable - Lindero (1)	$34,176	$15,241
Value added tax recoverable - San Jose (2)	2,036	-
Income tax recoverable (note 33 (d))	1,310	-
Other assets	867	-
Long-term receivables and other	$38,389	$15,241
(1)	The Company expects to start recovering the value added tax amount after commencement of commercial production at the Lindero Project.
(2)	The Company expects to start recovering the value added tax amount during the third quarter of 2021.

During the year ended December 31, 2019, the Company recognized an unrealized foreign exchange loss of $12,137 (December 31, 2018 - $2,769) related to the value added tax recoverable on the construction at the Lindero Project.

As a result of the devaluation of the Argentine Peso which followed Argentina’s primary election in the third quarter of 2019, the Company implemented an investment strategy to meet its local currency requirements in Argentina and recognized $11,024 of gains from Argentine Peso denominated cross-border securities trades.